Note 7 - Related Parties - Administrative and Research and Development Expenses (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 426	$ 38,366	$ 15,669	$ 7,227	$ 7,653
General and administrative expenses	292	6,649	4,027	3,265	3,557
Neptune [member]
Statement Line Items [Line Items]
Research and development expenses	1		27	59	60
General and administrative expenses	41	245	360	577	618
Total related parties expenses	42	245	387	636	678
Neptune [member] | Supplies and incremental costs [member]
Statement Line Items [Line Items]
Research and development expenses			7
General and administrative expenses	16	211	239	277	293
Neptune [member] | Shared service agreement [member]
Statement Line Items [Line Items]
Research and development expenses	1		20	59	60
General and administrative expenses	$ 25	$ 34	$ 121	$ 300	$ 325